Intangible Assets, At Cost, Less Accumulated Amortization	12 Months Ended
Dec. 31, 2011
Intangible Assets, At Cost, Less Accumulated Amortization [Abstract]
Intangible Assets, At Cost, Less Accumulated Amortization
Note 7 -  Intangible Assets, at Cost, Less Accumulated Amortization

	December 31,
	2011	2010
Patents and trademarks	$14,414	$7,600
Web site development	1,518	1,453
Software development	647	647
IPR&D acquired in a business combination (note 16B)	5,306	5,306
Patents and technology acquired in business
combinations	12,562	12,562
Trademarks and trade names acquired in
business combinations	4,020	4,020
Customer relationships acquired in business
combinations	2,891	2,891

Intangible assets, at cost	41,358	34,479

Accumulated amortization	(12,283)	(8,666)

Intangible assets, less accumulated amortization	$29,075	$25,813

Amortization expenses for the years ended December 31, 2011, 2010 and 2009 were $3,746, $2,729 and $1,785, respectively (expenses for 2010 do not include $612 amortization of backlog acquired as part of the Sierra acquisition, see Note 16B). Estimated amortization expenses for the next five years are:  $4,012 in 2012, $3,905 in 2013, $3,824 in 2014, $3,742 in 2015 and $3,694 in 2016. During 2011, the Company wrote off patents, trademarks and software development which are no longer expected to be used. This resulted in a charge of $240 recorded in Operating expenses - other in the consolidated statements of operations.